UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Delta Asset Management, LLC

Address:   700 Colonial Road, Suite 130
           Memphis, TN  38117


Form 13F File Number:  028-02668


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Lisa S. Valentine
Title:  Portfolio Operations Manager
Phone:  615-297-9608

Signature,  Place,  and  Date  of  Signing:

/s/ Lisa S. Valentine              Nashville, TN                      02/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              84

Form 13F Information Table Value Total:  $       244094
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    10742   129938 SH       Sole                   127568              2370
AT&T Incorporated              COM              00206R102     1253    44716 SH       Sole                    44716
Abbott Labs                    COM              002824100      261     4825 SH       Sole                     4825
Altria Group, Inc.             COM              02209S103      237    12095 SH       Sole                    11995               100
Avery Dennison Corporation     COM              053611109     8148   223282 SH       Sole                   219202              4080
BHP Billiton Limited           COM              088606108     1935    25265 SH       Sole                    24895               370
BP Plc Sponsored ADR           COM              055622104      293     5050 SH       Sole                     5050
Bank of America Corporation    COM              060505104      143     9466 SH       Sole                     9466
Becton, Dickinson and Company  COM              075887109     4795    60799 SH       Sole                    59889               910
Bed Bath & Beyond Incorporated COM              075896100     8294   214820 SH       Sole                   210805              4015
Berkshire Hathaway Inc. Class  COM              084670702      723      220 SH       Sole                      220
Bristol Myers Squibb Company   COM              110122108      753    29823 SH       Sole                    29023               800
Buckeye Technologies Inc.      COM              118255108       24     2500 SH       Sole                     2500
Canon Inc. ADR                 COM              138006309     6779   160182 SH       Sole                   157037              3145
Cedar Fair L P Depositry Unit  COM              150185106      191    16750 SH       Sole                    16750
Chevron Corporation            COM              166764100      943    12254 SH       Sole                    12254
Coca-Cola Company              COM              191216100      504     8843 SH       Sole                     8843
Colgate-Palmolive Company      COM              194162103      165     2004 SH       Sole                     2004
Comcast Corporation New Class  COM              20030N200     7990   499045 SH       Sole                   490518              8527
Computer Sciences Corporation  COM              205363104    11433   198738 SH       Sole                   194988              3750
Corrections Corporation Of Ame COM              22025Y407     7761   316142 SH       Sole                   316142
Dell Incorporated              COM              24702R101     5839   406599 SH       Sole                   400019              6580
Duke Energy Corporation New    COM              26441C105     2593   150679 SH       Sole                   148094              2585
E.I. du Pont De Nemours and Co COM              263534109      220     6526 SH       Sole                     6526
Ecolab Incorporated            COM              278865100     5310   119116 SH       Sole                   117121              1995
Emerson Electric Co.           COM              291011104      234     5485 SH       Sole                     5485
Exxon Mobil Corporation        COM              30231G102     3010    44146 SH       Sole                    44146
FPL Group, Inc.                COM              302571104      251     4752 SH       Sole                     4752
FedEx Corporation              COM              31428X106      484     5804 SH       Sole                     5804
First Horizon National Corpora COM              320517105      505    37679 SH       Sole                    36619              1060
Forest Laboratories, Inc.      COM              345838106      401    12500 SH       Sole                    12500
General Electric Company       COM              369604103      932    61607 SH       Sole                    61607
General Mills, Inc.            COM              370334104     7268   102641 SH       Sole                   100841              1800
Goldman Sachs Group, Inc.      COM              38141G104     2224    13171 SH       Sole                    12941               230
Google Inc. Class A            COM              38259P508        6       10 SH       Sole                       10
Green Bankshares Inc           COM              394361208       73    20689 SH       Sole                                      20689
Gtx Incorporated Del           COM              40052B108       17     4100 SH       Sole                     4100
Honeywell International Incorp COM              438516106     7593   193690 SH       Sole                   189930              3760
Iberiabank Corp                COM              450828108     1637    30422 SH       Sole                    30422
Intel Corporation              COM              458140100      324    15896 SH       Sole                    15896
International Business Machine COM              459200101     1192     9108 SH       Sole                     9108
International Flavors & Fragra COM              459506101       89     2162 SH       Sole                     2162
J.M. Smucker Company           COM              832696405        1       13 SH       Sole                       13
JPMorgan Chase & Co.           COM              46625H100      682    16366 SH       Sole                    16366
Johnson & Johnson              COM              478160104      717    11136 SH       Sole                    11136
Kinder Morgan Energy Partners  COM              494550106      218     3578 SH       Sole                     3578
Kraft Foods Inc.               COM              50075N104      279    10260 SH       Sole                    10260
L Oreal Company ADR (MONACO)   COM              502117203     4375   195460 SH       Sole                   191890              3570
Legg Mason Incorporated        COM              524901105     2923    96902 SH       Sole                    95352              1550
Lowes Companies Incorporated   COM              548661107     4505   192620 SH       Sole                   189140              3480
Marriott International Incorpo COM              571903202     4705   172651 SH       Sole                   169151              3500
Mattel Incorporated            COM              577081102     7168   358742 SH       Sole                   352637              6105
McGraw Hill Companies Incorpor COM              580645109     5601   167131 SH       Sole                   164276              2855
Medtronic, Inc.                COM              585055106      199     4528 SH       Sole                     4528
Merck & Company Inc New Com    COM              58933y105      499    13646 SH       Sole                    13646
Meredith Corporation           COM              589433101     2777    90016 SH       Sole                    88431              1585
Microsoft Corporation          COM              594918104    10732   352090 SH       Sole                   345390              6700
Mid-America Apartment Communit COM              59522J103      241     5000 SH       Sole                     5000
National Instruments Corporati COM              636518102      293     9947 SH       Sole                     9947
Nestle S A Sponsored ADR (SWIT COM              641069406     9482   195256 SH       Sole                   191610              3646
Newell Rubbermaid Incorporated COM              651229106     5776   384789 SH       Sole                   378329              6460
Office Depot Incorporated      COM              676220106     1677   259936 SH       Sole                   254146              5790
PepsiCo                        COM              713448108      364     5990 SH       Sole                     5990
Pfizer Inc.                    COM              717081103      799    43939 SH       Sole                    43939
Philip Morris International In COM              718172109      550    11420 SH       Sole                    11320               100
Procter & Gamble Company       COM              742718109    11304   186446 SH       Sole                   183226              3220
Regions Financial Corporation  COM              7591EP100      139    26205 SH       Sole                    26205
Royal Dutch Shell Plc Sponsore COM              780259206      316     5250 SH       Sole                     5250
Santa Fe Hldgs Company         COM              802016105        0    10000 SH       Sole                    10000
Spectra Energy Corporation     COM              847560109     1332    64925 SH       Sole                    63658              1267
Stanley Wks                    COM              854616109     9497   184380 SH       Sole                   181695              2685
SunTrust Banks, Inc.           COM              867914103     4950   243984 SH       Sole                   242826              1158
Sysco Corporation              COM              871829107     6390   228700 SH       Sole                   224330              4370
UMB Financial Corporation      COM              902788108      408    10376 SH       Sole                    10376
United Parcel Service Incorpor COM              911312106     4227    73674 SH       Sole                    72479              1195
United Technologies Corporatio COM              913017109      324     4670 SH       Sole                     4670
Unum Group                     COM              91529Y106       48     2457 SH       Sole                     2457
Verizon Communications         COM              92343V104      557    16807 SH       Sole                    16807
Wal Mart Stores Incorporated   COM              931142103     7521   140718 SH       Sole                   138618              2100
Walt Disney Company            COM              254687106     9811   304230 SH       Sole                   299050              5180
Wells Fargo & Company          COM              949746101     8694   322118 SH       Sole                   316058              6060
Windstream Corporation         COM              97381W104      366    33301 SH       Sole                    33301
Santa Fe Hldgs Company         COM              802016105        0    22600 SH       Sole                    22600
Old Second Capital Trust I 7.8 PFD              680280104       78    14848 SH       Sole                    14848